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                                                                     May 2, 2000



VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

        Re:     W.P. Stewart & Co. Growth Fund, Inc. (File No. 33-71142)
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Ladies and Gentleman:

        Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended, the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 and (ii) that the text of Post-Effective Amendment No. 8 was filed electronically on April 28, 2000.

                                            W.P. Stewart & Co. Growth Fund, Inc.


                                            By:     /s/ Lisa D. Levey
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                                                    Lisa D. Levey, Esq.
                                                    Secretary